Other Assets	12 Months Ended
Dec. 31, 2022
Miscellaneous assets [abstract]
Other Assets
19. Other Assets
19.1 Details of other assets as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Other financial assets
Other receivables	￦	6,732,917	￦	6,648,187
Accrued income		1,916,667		2,507,324
Guarantee deposits		1,035,522		984,176
Domestic exchange settlement debits		1,014,938		879,847
Others		204,940		352,955
Less: Allowances for credit losses		(143,205)		(155,404)
Less: Present value discount		(6,429)		(7,735)

		10,755,350		11,209,350

Other non-financial assets
Other receivables		1,764		5,653
Prepaid expenses		254,990		471,258
Guarantee deposits		7,268		3,157
Insurance assets		2,924,698		3,248,548
Separate account assets		10,556,935		9,820,673
Others		3,689,340		3,697,420
Less: Allowances for credit losses		(16,172)		(18,530)

		17,418,823		17,228,179

	￦	28,174,173	￦	28,437,529

19.2 Changes in allowances for credit losses of other assets for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	119,762	￦	17,520	￦	137,282
Write-offs		(3,504)		(380)		(3,884)
Provision		25,387		(447)		24,940
Business combination		227		—		227
Others		1,333		(521)		812

Ending	￦	143,205	￦	16,172	￦	159,377

	2022
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	143,205	￦	16,172	￦	159,377
Write-offs		(10,028)		(70)		(10,098)
Provision (reversal)		15,224		2,182		17,406
Business combination		267		—		267
Others		6,736		246		6,982

Ending	￦	155,404	￦	18,530	￦	173,934